SCHEDULE OF RECONCILIATION ON PRESENT VALUE OF DEFINED BENEFIT OBLIGATION AND PLAN ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Postemployment Benefits [Abstract]
Present Value of DBO, at the Beginning of Year	$ 118,250	$ 99,588	$ 115,393
Current service cost	22,438	27,737	36,824
Interest cost on the DBO	7,619	6,191	6,615
Past Service Cost-Vested	(1,198)	(6,723)
Effect of change of exchange rate	(5,458)
Present Value of DBO, (expected) at the End of Year	141,651	126,793	158,832
Actuarial gain on DBO	(4,715)	(8,543)	(59,244)
Present Value of DBO, (actual) at the End of Year	136,936	118,250	99,588
Provision for post-employment benefits	$ 136,936	$ 118,250	$ 99,588